UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [ ]; Amendment Number: ____
   This Amendment (Check only one.):       [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Weiss Asset Management LLC
Address:  29 Commonwealth Avenue, 10th Floor,
          Boston, MA 02116

Form 13F File Number: 028-12910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Georgiy Nikitin
Title: Chief Compliance Officer
Phone: (617) 778-7780

Signature, Place, and Date of Signing:

         /s/ Georgiy Nikitin        Boston, MA           August 14, 2009
-----------------------------  ---------------------  -------------------------
          [Signature]              [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None



                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:           58

Form 13F Information Table Value Total:      $ 61,389
                                           (thousands)

List of Other Included Managers:

No.:            Form 13F File Number:                Name:
1               28-12279                             Andrew Weiss

COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5                  COLUMN 6   COLUMN 7       COLUMN 8
                                                AMOUNT AND TYPE OF SECURITY                                      VOTING AUTHORITY
                                                VALUE            SHR OR                    INVESTMENT OTHER
NAME OF ISSUER           TITLE OF     CUSIP     (x$1000)         PRN AMT   SH/PRN PUT/CALL DISCRETION MANAGERS      SOLE SHARED NONE
                         CLASS

ADVANCED TECHNOLOGY ACQU COM          007556103           13,391 1,649,180 SH              SHARED-             1,649,180           0
COR                                                                                        DEFINED
ADVANCED TECHNOLOGY ACQU *W EXP       007556111                    318,615 SH              SHARED-               318,615           0
COR                      06/18/201                             1                           DEFINED
ADVANCED TECHNOLOGY ACQU UNIT         007556202                      8,320 SH              SHARED-                 8,320           0
COR                      06/11/2011                           67                           DEFINED
ALPHA SEC GROUP CORP     COM          02078A100                     76,050 SH              SHARED-                76,050           0
                                                             761                           DEFINED
ALPHA SEC GROUP CORP     *W EXP       02078A118                     77,000 SH              SHARED-                77,000           0
                         03/23/201                             0                           DEFINED
BPW ACQUISITION CORP     *W EXP       055637110                    174,610 SH              SHARED-               174,610           0
                         02/26/201                            42                           DEFINED
BANK MONTREAL QUE        COM          063671101                     12,350 SH              SHARED-                12,350           0
                                                             605                           DEFINED
BANK NOVA SCOTIA HALIFAX COM          064149107                     44,200 SH              SHARED-                44,200           0
                                                           1,919                           DEFINED
CHINA HLDGS ACQUISITION  *W EXP       16942N114                    107,160 SH              SHARED-               107,160           0
CORP                     11/16/201                             8                           DEFINED
CHUNGHWA TELECOM CO LTD  SPONS ADR    17133Q403                     41,287 SH              SHARED-                41,287           0
                         NEW 0                               819                           DEFINED
CITIGROUP INC            COM          172967101                    173,180 SH              SHARED-               173,180           0
                                                             514                           DEFINED
ENTERPRISE ACQUISITION   *W EXP       29365R116                    107,230 SH              SHARED-               107,230           0
CORP                     11/07/201                             5                           DEFINED
FIRST TR STRTGC HIGH     COM          337347108                     21,450 SH              SHARED-                21,450           0
INCM FD                                                       84                           DEFINED
GLOBAL BRANDS            *W EXP       378982110                  1,329,785 SH              SHARED-             1,329,785           0
ACQUISITION CO           12/06/201                           160                           DEFINED
GLOBAL CONSUMER ACQST    *W EXP       378983118                    639,060 SH              SHARED-               639,060           0
CORP                     11/27/201                           128                           DEFINED
GOLDEN POND HEALTHCARE   *W EXP       38116J117                     89,690 SH              SHARED-                89,690           0
INC                      11/06/201                            13                           DEFINED
HDFC BANK LTD            ADR REPS 3   40415F101                      5,040 SH              SHARED-                 5,040           0
                         SHS                                 520                           DEFINED
HICKS ACQUISITION CO I   *W EXP       429086127                  1,217,531 SH              SHARED-             1,217,531           0
INC                      09/28/201                            73                           DEFINED
HIGHLANDS ACQUISITION    *W EXP       430880112                    266,800 SH              SHARED-               266,800           0
CORP                     10/03/201                            27                           DEFINED
ICICI BK LTD             ADR          45104G104                     11,465 SH              SHARED-                11,465           0
                                                             338                           DEFINED
INDIA FD INC             COM          454089103                      6,955 SH              SHARED-                 6,955           0
                                                             216                           DEFINED
INFOSYS TECHNOLOGIES LTD SPONSORED    456788108                      7,730 SH              SHARED-                 7,730           0
                         ADR                                 284                           DEFINED
ISHARES INC              MSCI PAC J   464286665                     42,100 SH              SHARED-                42,100           0
                         IDX                               1,333                           DEFINED
ISHARES INC              MSCI S KOREA 464286772                    203,398 SH              SHARED-               203,398           0
                                                           7,076                           DEFINED
ISHARES TR               FTSE XNHUA   464287184           18,485   481,769 SH              SHARED-               481,769           0
                         IDX                                                               DEFINED
KT CORP                  SPONSORED    48268K101                     16,315 SH              SHARED-                16,315           0
                         ADR                                 234                           DEFINED
KOREA ELECTRIC PWR       SPONSORED    500631106                     21,660 SH              SHARED-                21,660           0
                         ADR                                 249                           DEFINED
LG DISPLAY CO LTD        SPONS ADR    50186V102                     11,995 SH              SHARED-                11,995           0
                         REP                                 150                           DEFINED
MORGAN STANLEY CHINA A   COM          617468103                    122,830 SH              SHARED-               122,830           0
SH FD                                                      3,889                           DEFINED
NRDC ACQUISITION CORP    *W EXP       62941R110                    273,033 SH              SHARED-               273,033           0
                         10/17/201                            25                           DEFINED
POSCO                    SPONSORED    693483109                      5,660 SH              SHARED-                 5,660           0
                         ADR                                 468                           DEFINED
PIMCO HIGH INCOME FD     COM SHS      722014107                     55,678 SH              SHARED-                55,678           0
                                                             498                           DEFINED
POWERSHARES INDIA ETF TR INDIA PORT   73935L100                     13,371 SH              SHARED-                13,371           0
                                                             242                           DEFINED
PROSPECT ACQUISITION     *W EXP       74347T111                    300,925 SH              SHARED-               300,925           0
CORP                     11/14/201                            25                           DEFINED
ROYAL BK CDA MONTREAL    COM          780087102                     38,350 SH              SHARED-                38,350           0
QUE                                                        1,824                           DEFINED
S & P 500 GEARED FD INC  COM          78381R105                      8,485 SH              SHARED-                 8,485           0
                                                              87                           DEFINED
SK TELECOM LTD           SPONSORED    78440P108                     13,390 SH              SHARED-                13,390           0
                         ADR                                 203                           DEFINED
SP ACQUISITION HOLDINGS  *W EXP       78470A112                    378,629 SH              SHARED-               378,629           0
INC                      10/10/201                            19                           DEFINED
SANTA MONICA MEDIA CORP  COM          802501106                    182,845 SH              SHARED-               182,845           0
                                                           1,459                           DEFINED
SANTA MONICA MEDIA CORP  *W EXP       802501114                     50,050 SH              SHARED-                50,050           0
                         03/27/201                             0                           DEFINED
SANTA MONICA MEDIA CORP  UNIT         802501205                     33,540 SH              SHARED-                33,540           0
                         99/99/9999                          266                           DEFINED
SAPPHIRE INDUSTRIALS     *W EXP       80306T117                    321,960 SH              SHARED-               321,960           0
CORP                     01/17/201                            48                           DEFINED
SPORTS PPTYS ACQUISITION *W EXP       84920F115                    341,801 SH              SHARED-               341,801           0
COR                      01/17/201                            38                           DEFINED
STONELEIGH PARTNERS      *W EXP       861923126                     59,030 SH              SHARED-                59,030           0
ACQUS CO                 05/31/201                             2                           DEFINED
TM ENTMT & MEDIA INC     *W EXP       87260T116                     81,145 SH              SHARED-                81,145           0
                         10/17/201                             8                           DEFINED
TAIWAN GREATER CHINA FD  SH BEN INT   874037104                    161,701 SH              SHARED-               161,701           0
                                                             784                           DEFINED
TAIWAN SEMICONDUCTOR MFG SPONSORED    874039100                     54,505 SH              SHARED-                54,505           0
LTD                      ADR                                 513                           DEFINED
TEMPLETON RUS AND EAST   COM          88022F105                      6,500 SH              SHARED-                 6,500           0
EUR F                                                        108                           DEFINED
TEVA PHARMACEUTICAL INDS ADR          881624209                      7,645 SH              SHARED-                 7,645           0
LTD                                                          377                           DEFINED
TORONTO DOMINION BK ONT  COM NEW      891160509                      6,500 SH              SHARED-                 6,500           0
                                                             391                           DEFINED
TRANS-INDIA ACQUISITION  COM          893237107                    974,557 SH              SHARED-               974,557           0
CORP                                                           0                           DEFINED
TREMISIS ENERGY ACQ CORP *W EXP       89472N119                     93,290 SH              SHARED-                93,290           0
II                       12/05/201                            14                           DEFINED
TRIPLECROWN ACQUISITION  *W EXP       89677G117                    686,685 SH              SHARED-               686,685           0
CORP                     10/22/201                           117                           DEFINED
2020 CHINACAP ACQUIRCO   *W EXP       90212G117                     83,450 SH              SHARED-                83,450           0
INC                      11/08/201                            13                           DEFINED
UNITED MICROELECTRONICS  SPON ADR NEW 910873405                    110,044 SH              SHARED-               110,044           0
CORP                                                         291                           DEFINED
UNITED REFINING ENERGY   *W EXP       911360113                    726,813 SH              SHARED-               726,813           0
CORP                     12/11/201                            65                           DEFINED
WISDOMTREE TRUST         INDIA ERNGS  97717W422            2,101   121,074 SH              SHARED-               121,074           0
                         FD                                                                DEFINED
OVERTURE ACQUISITION     *W EXP       G6830P118                     71,050 SH              SHARED-                71,050           0
CORP                     01/30/201                            13                           DEFINED